SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	U.S. Treasury Securities — 16.4%
	United States Treasury Bill,
	0.042% due 8/12/2021	$ 50,000,000	$ 49,997,570
	0.049% due 8/5/2021	22,000,000	21,998,973
	0.02% due 7/13/2021	50,000,000	49,999,667
	0.04% due 7/22/2021	24,000,000	23,999,454
	0.044% due 7/22/2021	26,000,000	25,999,348
	0.036% due 8/19/2021	24,000,000	23,998,844
	0.046% due 8/19/2021	26,000,000	25,998,407
	0.035% due 7/27/2021	50,000,000	49,998,736
	0.037% due 8/17/2021	3,500,000	3,499,835
	0.039% due 8/17/2021	29,700,000	29,698,527
	0.045% due 8/17/2021	16,800,000	16,799,022
	0.045% due 8/24/2021	50,000,000	49,996,685
	Total U.S. Treasury Securities (Cost $371,985,068)		371,985,068
	Corporate Bonds — 4.4%
	TriState Insured Cash Sweep, 0.25% due 10/1/2050	100,220,868	100,220,868
	Total Corporate Bonds (Cost $100,220,868)		100,220,868
	Commercial Paper — 79.6%
[a]	Air Liquide US LLC, 0.101% due 7/16/2021	48,000,000	47,998,000
	Ameren Corp., 0.122% due 7/29/2021	6,857,000	6,856,360
	American Honda Finance,
	0.162% due 8/9/2021	25,000,000	24,995,667
	0.162% due 8/18/2021	4,000,000	3,999,147
	0.172% due 8/23/2021	20,000,000	19,994,994
	Amphenol Corp.,
[a]	0.12% due 7/7/2021	21,300,000	21,299,574
[a]	0.13% due 7/7/2021	3,875,000	3,874,916
[a]	0.122% due 7/1/2021	1,000,000	1,000,000
[a]	0.10% due 7/1/2021	1,000,000	1,000,000
[a]	0.15% due 7/9/2021	18,000,000	17,999,400
[a]	0.132% due 7/20/2021	3,000,000	2,999,794
[a]	Anthem, Inc., 0.081% due 7/1/2021	48,000,000	48,000,000
[a]	Apple, Inc., 0.02% due 7/13/2021	7,800,000	7,799,948
	Arizona Public Service Co.,
	0.091% due 7/7/2021	25,000,000	24,999,625
	0.101% due 7/14/2021	20,106,000	20,105,274
[a]	AT&T, Inc., 0.06% due 7/13/2021	5,000,000	4,999,900
	BASF Aktiengesellschaft,
[a,b]	0.07% due 7/13/2021	45,000,000	44,998,950
[a,b]	0.08% due 7/13/2021	5,000,000	4,999,867
	BAT International Finance plc,
[a,b]	0.142% due 7/1/2021	15,000,000	15,000,000
[a,b]	0.162% due 7/1/2021	11,500,000	11,500,000
[a,b]	0.183% due 7/14/2021	10,624,000	10,623,309
[a,b]	0.183% due 7/23/2021	527,000	526,942
[a]	Brown-Forman Corp., 0.041% due 7/16/2021	20,000,000	19,999,667
	Canadian National Rail,
[a,b]	0.13% due 7/21/2021	25,000,000	24,998,195
[a,b]	0.13% due 7/22/2021	2,000,000	1,999,848
[a,b]	0.13% due 7/27/2021	8,000,000	7,999,249
[a,b]	0.13% due 8/3/2021	15,000,000	14,998,213
	Caterpillar Financial Services Co., 0.04% due 7/1/2021	50,000,000	50,000,000
	CenterPoint Energy, Inc.,
[a]	0.12% due 7/9/2021	1,000,000	999,973
[a]	0.142% due 7/19/2021	1,000,000	999,930
[a]	0.152% due 7/21/2021	5,000,000	4,999,583
[a]	0.142% due 7/26/2021	4,000,000	3,999,611
[a]	0.122% due 7/2/2021	41,000,000	40,999,863
[a]	0.132% due 7/14/2021	14,000,000	13,999,343
[a]	0.142% due 7/16/2021	10,000,000	9,999,417

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	0.142% due 7/19/2021	$ 10,000,000	$ 9,999,300
[a]	0.142% due 7/21/2021	4,000,000	3,999,689
	Cintas Executive,
[a]	0.112% due 7/1/2021	19,000,000	19,000,000
[a]	0.122% due 7/9/2021	20,000,000	19,999,467
[a]	0.122% due 7/12/2021	10,000,000	9,999,633
[a]	Consolidated Edison Co., 0.122% due 7/19/2021	49,000,000	48,997,060
	Electicite De France S.A.,
[a,b]	0.10% due 7/9/2021	1,000,000	999,978
[a,b]	0.11% due 7/9/2021	45,000,000	44,998,900
	ENI Finance USA, Inc.,
[a]	0.132% due 7/1/2021	15,080,000	15,080,000
[a]	0.13% due 7/1/2021	6,000,000	6,000,000
[a]	0.13% due 7/2/2021	10,000,000	9,999,964
[a]	0.14% due 7/2/2021	3,000,000	2,999,988
[a]	0.142% due 7/8/2021	1,000,000	999,973
[a]	0.14% due 7/8/2021	3,000,000	2,999,918
[a]	0.15% due 7/8/2021	1,000,000	999,971
[a]	0.14% due 7/15/2021	14,000,000	13,999,238
[a]	0.172% due 7/21/2021	1,000,000	999,906
[a]	0.18% due 7/30/2021	1,995,000	1,994,711
	Entergy Corp.,
[a]	0.101% due 7/1/2021	20,000,000	20,000,000
[a]	0.17% due 7/30/2021	25,000,000	24,996,576
	Evergy Missouri, 0.15% due 7/7/2021	9,346,000	9,345,766
	Experian Finance plc,
[a,b]	0.101% due 7/1/2021	25,600,000	25,600,000
[a,b]	0.112% due 7/6/2021	9,000,000	8,999,863
[a,b]	0.112% due 7/7/2021	3,000,000	2,999,945
[a,b]	0.122% due 7/12/2021	7,000,000	6,999,743
	Florida Power & Lighting Co.,
	0.06% due 7/8/2021	2,000,000	1,999,977
	0.081% due 7/30/2021	7,000,000	6,999,549
	0.112% due 8/4/2021	40,000,000	39,995,845
	Hitachi America Capital Ltd.,
[a]	0.13% due 7/6/2021	49,000,000	48,999,115
[a]	0.13% due 7/7/2021	2,000,000	1,999,957
[a]	Intercontinental Exchange, Inc., 0.162% due 7/16/2021	5,000,000	4,999,667
[a]	Kellogg Co., 0.122% due 7/12/2021	1,000,000	999,963
[a]	Kimberly Clark Corp., 0.051% due 7/20/2021	48,000,000	47,998,733
	Komastu Finance America, Inc.,
[a]	0.08% due 7/15/2021	10,500,000	10,499,673
[a]	0.081% due 8/5/2021	3,850,000	3,849,701
[a]	0.08% due 8/5/2021	2,000,000	1,999,845
[a]	L’Oreal USA, Inc, 0.041% due 7/13/2021	1,500,000	1,499,980
	LVMH Moet Hennessy Louis Vuitton SE,
[a,b]	0.06% due 7/9/2021	2,000,000	1,999,973
[a,b]	0.041% due 7/9/2021	2,500,000	2,499,978
[a,b]	0.081% due 7/12/2021	957,000	956,977
[a]	0.06% due 8/2/2021	2,000,000	1,999,893
	McCormick & Company,
[a]	0.15% due 7/1/2021	26,000,000	26,000,000
[a]	0.122% due 7/30/2021	19,000,000	18,998,163
[a]	Nestle Capital Corp., 0.051% due 8/10/2021	1,000,000	999,944
	Northern Illinois Gas Corp., 0.051% due 7/9/2021	45,000,000	44,999,500
	Novartis Finance corp.,
[a]	0.051% due 7/12/2021	8,000,000	7,999,878
[a]	0.051% due 7/26/2021	12,000,000	11,999,583
[a]	0.051% due 8/2/2021	750,000	749,967
	NSTAR Electric Co.,
	0.061% due 7/6/2021	35,000,000	34,999,708
	0.081% due 7/21/2021	13,000,000	12,999,422
	Oglethorpe Power Corp.,
[a]	0.16% due 7/7/2021	28,562,000	28,561,238
[a]	0.13% due 7/13/2021	8,000,000	7,999,653

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	0.16% due 7/22/2021	$ 7,000,000	$ 6,999,347
[a]	0.152% due 8/3/2021	13,482,000	13,480,146
	PacifiCorp,
	0.122% due 7/1/2021	14,000,000	14,000,000
	0.122% due 7/7/2021	45,000,000	44,999,100
	Peoples Gas Light & Coke Co.,
	0.081% due 7/1/2021	25,000,000	25,000,000
	0.112% due 7/7/2021	18,000,000	17,999,670
	0.112% due 7/8/2021	2,000,000	1,999,957
[a]	QUALCOMM, Inc., 0.06% due 7/6/2021	34,500,000	34,499,713
[a,b]	Reckitt Benckiser Treasury Services plc, 0.13% due 7/9/2021	1,000,000	999,971
	Ryder System, Inc., 0.081% due 7/15/2021	765,000	764,976
	San Diego Gas & Electric Co.,
[a]	0.152% due 7/1/2021	15,000,000	15,000,000
[a]	0.142% due 7/6/2021	1,000,000	999,981
[a]	0.152% due 7/6/2021	1,000,000	999,979
[a]	0.152% due 7/8/2021	22,000,000	21,999,358
[a]	0.142% due 7/12/2021	9,000,000	8,999,615
	Sempra Energy,
[a]	0.142% due 7/6/2021	26,000,000	25,999,495
[a]	0.162% due 7/19/2021	1,000,000	999,920
[a]	0.172% due 7/19/2021	1,000,000	999,915
[a]	0.172% due 7/20/2021	5,000,000	4,999,551
[a]	0.162% due 7/21/2021	1,000,000	999,911
[a]	0.172% due 7/22/2021	14,900,000	14,898,522
[a]	Southern California Edison, 0.152% due 7/1/2021	25,000,000	25,000,000
	Southern California Gas Co.,
[a]	0.061% due 7/1/2021	8,000,000	8,000,000
[a]	0.061% due 7/6/2021	17,000,000	16,999,858
[a]	0.071% due 7/6/2021	23,000,000	22,999,776
	Telus Corp.,
[a,b]	0.11% due 7/13/2021	9,000,000	8,999,670
[a,b]	0.091% due 7/13/2021	840,000	839,975
	Total Capital Canada, Ltd.,
[a,b]	0.05% due 7/7/2021	500,000	499,996
[a,b]	0.061% due 7/7/2021	6,500,000	6,499,935
[a,b]	0.081% due 8/4/2021	4,000,000	3,999,698
	Union Pacific Corp.,
[a]	0.122% due 7/14/2021	17,300,000	17,299,250
[a]	0.122% due 7/15/2021	8,700,000	8,699,594
	Virginia Electricty & Power,
	0.081% due 7/23/2021	7,000,000	6,999,658
	0.132% due 7/26/2021	1,100,000	1,099,901
	0.12% due 7/28/2021	11,000,000	10,999,010
	Walt Disney Co.,
[a]	0.041% due 7/15/2021	3,500,000	3,499,946
[a]	0.071% due 7/21/2021	28,028,000	28,026,910
[a]	0.122% due 7/23/2021	666,000	665,951
	Waste Management, Inc.,
[a]	0.10% due 7/12/2021	3,000,000	2,999,908
[a]	0.09% due 7/6/2021	1,210,000	1,209,985
[a]	0.152% due 7/12/2021	955,000	954,956
	WEC Energy Group, Inc.,
[a]	0.132% due 7/7/2021	1,000,000	999,978
[a]	0.142% due 7/13/2021	45,000,000	44,997,900
[a]	0.142% due 7/15/2021	2,000,000	1,999,891
[a]	Western Union Co., 0.142% due 7/1/2021	40,000,000	40,000,000
	Wisconsin Gas Co.,
	0.091% due 7/1/2021	5,000,000	5,000,000
	0.091% due 7/6/2021	2,000,000	1,999,975
	Wisconsin Power & Light Co., 0.091% due 7/6/2021	48,000,000	47,999,400
	Total Commercial Paper (Cost $1,807,110,278)		1,807,110,278
	Repurchase Agreement — 3.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Bank of New York Tri-Party Repurchase Agreement, 0.15% dated 6/30/2021 due 7/1/2021, repurchase price $75,000,313 collateralized by 23 corporate debt securities, having an average coupon of 2.89%, a minimum credit rating of BBB-, maturity dates from 3/9/2023 to 9/15/2051, and having an aggregate market value of $80,304,914 at 6/30/2021	$ 75,000,000	$ 75,000,000
	Total Repurchase Agreements (Cost $75,000,000)		75,000,000
	Mutual Fund — 0.1%
[c]	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%	1,011,641	1,011,641
	Total Mutual Fund (Cost $1,011,641)		1,011,641
	Total Investments — 103.8% (Cost $2,355,327,855)		$2,355,327,855
	Liabilities Net of Other Assets — (3.8)%		(86,044,286)
	Net Assets — 100.0%		$2,269,283,569

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $1,325,957,797, representing 58.43% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Rate represents the money market fund annualized seven-day yield at June 30, 2021.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities held with a maturity of less than 60 days are valued using the amortized cost method. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines such method does not represent fair value.
Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.